Exploration and Evaluation Assets - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 17, 2016	Dec. 31, 2017 USD ($) Claim
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of royalty revenue		20.00%
Percentage of gross royalty revenue		8.00%
Cumulative payment		$ 22,000
Percentage royalty revenue, reduction		4.00%
Percentage of option to reduce royalty revenue		1.75%
Delmon Co Ltd
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net royalty receivable	12.50%
Net royalty receivable term	7 years
Gross royalty receivable percentage	3.00%
Gross royalty receivable term	7 years
Smelter Royalty Payment Due on January 21
Disclosure Of Exploration And Evaluation Assets [Line Items]
Advance net smelter return royalty payment		$ 50
Percentage of net smelter return royalty		3.00%
Smelter Royalty Payment Due on November 15
Disclosure Of Exploration And Evaluation Assets [Line Items]
Advance net smelter return royalty payment		$ 2
Percentage of net smelter return royalty		1.50%
Number of mining claims | Claim		4